REDEEMABLE PREFERRED SHARES - Key terms of the convertible preferred shares (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) D $ / shares
REDEEMABLE PREFERRED SHARES
Number of trading days	20
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Dividend rate per annum	5.00%
Increase dividend rate per annum	7.00%
Increase in dividend rate each quarter thereafter if the Company has not redeemed all of the preferred shares outstanding as of the eighth anniversary of the Issue Date	0.50%
Number of trading days	20
Consecutive trading days	30
Aggregate value of preferred shares | $	$ 10,000
Minimum percentage of the preferred shares issued as of the Issue Date, right to require the Company to sell all or a portion of its business and/or to conduct other fundraising or refinancing activities	90.00%
Issuance costs | $	$ 2,646
Minimum percentage of outstanding preferred shares' written consent or affirmative vote needed for certain actions	75.00%
ADS
REDEEMABLE PREFERRED SHARES
Volume-weighted average price ("VWAP") per ADS | $ / shares	$ 53.40
Conversion price | $ / shares	$ 35.60